Property and Equipment	3 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of March 31, 2024	As of December 31, 2023
Internally-developed software	$799,400	$691,745
Furniture	126,007	126,007
Equipment and vehicles	3,084,381	2,965,961
Property and equipment	4,009,788	3,783,713
Accumulated depreciation	(1,071,085)	(865,393)
	$2,938,703	$2,918,320

Depreciation expense related to the Company’s property and equipment was $205,693 and $108,016 for the three months ended March 31, 2024 and 2023, respectively, which were included in the consolidated statements of operations.